Employee Benefits - Principal Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Expected rate of salary increase	3.70%	2.90%
Discount rate for defined benefit obligations	3.10%	2.60%
Males [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Actuarial assumption of expected rates of mortality at teenage	0.00%	0.00%
Actuarial assumption of expected rates of mortality at twenties	0.01%	0.01%
Actuarial assumption of expected rates of mortality at thirties	0.01%	0.01%
Actuarial assumption of expected rates of mortality at forties	0.02%	0.02%
Actuarial assumption of expected rates of mortality at fifties	0.04%	0.04%
Females [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Actuarial assumption of expected rates of mortality at teenage	0.00%	0.00%
Actuarial assumption of expected rates of mortality at twenties	0.00%	0.00%
Actuarial assumption of expected rates of mortality at thirties	0.00%	0.00%
Actuarial assumption of expected rates of mortality at forties	0.01%	0.01%
Actuarial assumption of expected rates of mortality at fifties	0.02%	0.02%